UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 131.8%
Corporate — 12.9%
Build NYC Resource Corp., Refunding RB:
5.00%, 6/01/35	$250	$280,952
AMT, 4.50%, 1/01/25 (a)	500	535,815
City of New York New York Industrial Development Agency, ARB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,000	1,006,200
City of New York New York Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT (b):
5.50%, 1/01/18	1,000	1,034,190
5.50%, 1/01/21	250	258,273
5.50%, 1/01/24	1,000	1,031,650
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	1,000	1,018,060
New York State Energy Research & Development Authority, Refunding RB (NPFGC):
Brooklyn Union Gas/Keyspan, Series A, AMT, 4.70%, 2/01/24	500	514,155
Rochester Gas & Electric Corp., Series C, 5.00%, 8/01/32 (b)	1,000	1,047,470
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	500	508,100
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,161,690
		8,396,555
County/City/Special District/School District — 22.3%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,063,040
City of New York New York, GO, Refunding, Series E:
5.25%, 8/01/22	2,000	2,428,480
5.00%, 8/01/30	1,250	1,422,662

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	$700	$791,805
Sub-Series B-1, 5.25%, 9/01/22	750	850,800
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,740,660
Sub-Series I-1, 5.13%, 4/01/25	750	855,405
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	120	122,839
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,500	1,543,980
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	750	833,558
County of Nassau, GO, 5.00%, 10/01/33	500	569,190
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,000	1,150,250
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,127,480
		14,500,149
Education — 22.5%
Build NYC Resource Corp., RB, Bronx Charter School For Excellence Project, Series A, 3.88%, 4/15/23	505	498,339
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,178,950
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	1,000	1,148,600

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	$1,000	$1,114,830
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	567,855
New York City Transitional Finance Authority Building Aid Revenue, RB, 5.00%, 7/15/31	500	573,225
New York City Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 7/01/32	500	583,550
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	962,456
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	142,656
Fordham University, Series A, 5.25%, 7/01/25	500	584,060
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,155,410
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	289,940
Series A, 5.00%, 3/15/32	1,000	1,164,100
New York State Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 7/01/29	375	427,616
Fordham University, 5.00%, 7/01/30	300	339,801
Pace University, Series A, 5.00%, 5/01/27	1,000	1,111,280
The Culinary Institute of America, 5.00%, 7/01/28	500	550,335
State of New York Dormitory Authority, RB, Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	1,000	1,013,310

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/30	$1,050	$1,233,299
		14,639,612
Health — 20.0%
Build NYC Resource Corp., Refunding RB, 5.00%, 7/01/30	500	560,245
City of New York New York Industrial Development Agency, RB, PSCH, Inc. Project, 6.20%, 7/01/20	1,415	1,415,368
City of Yonkers, GO, Refunding Series B, 5.00%, 8/01/24	490	592,488
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	249,172
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,143,760
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	110	110,300
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 4.63%, 11/01/16	800	836,512
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	1,026,717
Remarketing, Series A, 5.00%, 11/01/30	650	709,098
Series B, 6.00%, 11/01/30	240	277,349
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
3.00%, 1/01/18	500	518,080
4.00%, 1/01/23	250	270,520
5.00%, 1/01/28	875	963,191

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2015	2

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	$450	$516,596
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,000	1,142,670
New York University Hospitals Center, Series B, 5.25%, 7/01/17 (c)	355	381,877
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital Series A, 4.25%, 7/01/23	250	273,438
North Shore-Long Island Jewish Obligated Group, Series E, 5.00%, 5/01/22	650	729,274
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	500	550,810
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	787,192
		13,054,657
Housing — 3.7%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 7/01/30	500	573,540
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	799,921
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	521,045
State of New York Mortgage Agency, Refunding RB, S/F Housing, 143rd Series, AMT, 4.85%, 10/01/27	500	516,365
		2,410,871
State — 11.7%
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	651,015

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Dormitory Authority, RB:
Haverstraw King's Daughters Public Library, 5.00%, 7/01/26	$1,015	$1,170,833
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	662,790
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 7/01/31	1,000	1,045,050
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,135,390
New York State Urban Development Corp., RB:
Personal Income Tax, Series A-1, 5.00%, 3/15/32	400	453,928
Service Contract, Series B, 5.00%, 1/01/21	1,500	1,684,515
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	500	537,915
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	250	283,705
		7,625,141
Tobacco — 0.9%
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/34	500	559,905
Transportation — 24.2%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,162,870
Series A (NPFGC), 5.00%, 11/15/24	1,010	1,081,569
Series A-1, 5.25%, 11/15/33	500	577,685
Series B, 5.25%, 11/15/33	1,000	1,159,830
Series B (NPFGC), 5.25%, 11/15/19	860	1,002,932
Sub-Series B-1, 5.00%, 11/15/24	460	548,775
Sub-Series B-4, 5.00%, 11/15/24	300	357,897
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,000	1,143,580

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	$2,000	$2,356,240
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	546,330
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,111,950
Consolidated, 152nd, 5.00%, 11/01/24	1,000	1,088,580
State of New York Thruway Authority, Refunding RB, General:
5.00%, 1/01/32	650	742,547
Series I, 5.00%, 1/01/37	1,000	1,114,920
Triborough Bridge & Tunnel Authority, Refunding RB, Series A:
5.00%, 11/15/24	1,000	1,194,060
5.00%, 1/01/27	500	587,065
		15,776,830
Utilities — 13.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series DD, 5.00%, 6/15/32	500	550,500
Series EE, 5.00%, 6/15/34	3,000	3,394,560
Long Island Power Authority, Refunding RB:
Electric System, Series A, 5.50%, 4/01/24	500	560,380
General, Series D (NPFGC), 5.00%, 9/01/25	2,000	2,101,600
Series A, 5.00%, 9/01/34	1,000	1,110,960

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York State Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	$1,000	$1,147,560
		8,865,560
Total Municipal Bonds in New York		85,829,280
Puerto Rico — 2.5%
Housing — 2.5%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,500	1,605,990
U.S. Virgin Islands — 0.8%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/30	500	551,285
Total Municipal Bonds — 135.1%		87,986,555

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 18.1%
County/City/Special District/School District — 4.1%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	599	685,898
City of New York New York, GO:
Series I, 5.00%, 3/01/32	991	1,131,790
Sub-Series G-1, 5.00%, 4/01/29	750	857,685
		2,675,373
State — 4.4%
New York State Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	1,499	1,701,014

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2015	4

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
State (concluded)
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	$990	$1,174,397
		2,875,411
Transportation — 4.4%
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	749	875,136
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, 5.00%, 10/15/26	750	842,198
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	991	1,101,930
		2,819,264
Utilities — 5.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Series HH, 5.00%, 6/15/32	1,560	1,774,953

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System (concluded):
Series A, 4.75%, 6/15/30	$1,500	$1,614,735
		3,389,688
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.1%		11,759,736
Total Long-Term Investments (Cost — $93,345,262) — 153.2%		99,746,291

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (e)(f)	91,876	91,876
Total Short-Term Securities (Cost — $91,876) — 0.1%		91,876
Total Investments (Cost — $93,437,138*) — 153.3%		99,838,167
Other Assets Less Liabilities — 2.0%		1,319,058
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.9%)		(6,420,010)
VRDP Shares, at Liquidation Value — (45.4%)		(29,600,000)
Net Assets Applicable to Common Shares — 100.0%		$65,137,215

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$87,423,496

Gross unrealized appreciation	$6,535,201
Gross unrealized depreciation	(539,701)

Net unrealized appreciation	$5,995,500

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income

BIF New York Municipal Money Fund	441,039	(349,163)	91,876	—

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(62)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$7,959,250	$(70,071)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2015	6

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$99,746,291	—	$99,838,167
Short-Term Securities	$91,876	—	—	91,876
Total	$91,876	$99,746,291	—	$99,838,167

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(70,071)	—	—	$(70,071)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2015	7

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$102,000	—	—	$102,000
Liabilities:
TOB trust certificates	—	$(6,419,171)	—	$(6,419,171)
VRDP Shares	—	(29,600,000)	—	(29,600,000)
Total	$102,000	$(36,019,171)	$—	$(35,917,171)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2015	8

Item 2 –	Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 22, 2015